COMMITMENTS - Agreements to Purchase IP (Details)			12 Months Ended
	Jun. 30, 2014 USD ($)	Aug. 11, 2010 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2019 USD ($)	Oct. 31, 2019 shares	Oct. 17, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Aug. 31, 2018 shares	Mar. 30, 2015 USD ($)
Australian Asset Purchase Agreement
Commitments
Number of therapeutic candidates | item		3
Upfront initial payment per agreement		$ 500,000	$ 1,000,000
Aggregate payments made				$ 1,500,000
Australian Asset Purchase Agreement | Minimum
Commitments
Percentage of revenues to be paid in the future		7.00%
Australian Asset Purchase Agreement | Maximum
Commitments
Percentage of revenues to be paid in the future		20.00%
Salix Pharmaceuticals, Ltd. Agreement
Commitments
Upfront initial payment per agreement			$ 7,000,000
German Publicly Traded Company Arrangement
Commitments
Upfront initial payment per agreement	$ 1,000,000
German Publicly Traded Company Arrangement | Maximum
Commitments
Royalties percentage	30.00%
U.S. Private Company Arrangement
Commitments
Milestones to be paid									$ 2,000,000
Non-current liability				500,000			$ 500,000
Aggregate payments made				$ 3,000,000					1,500,000
Cosmo Pharmaceuticals N.V. Strategic Collaboration | Cosmo Pharmaceuticals N.V.
Commitments
Investment in strategic collaboration						$ 36,300,000
Cosmo Pharmaceuticals N.V. Strategic Collaboration | Maximum
Commitments
Commitments in relation to joint ventures						$ 100,000,000
Revenue Milestone | U.S. Private Company Arrangement | Maximum
Commitments
Milestones to be paid									$ 2,000,000
American Depository Shares
Commitments
Number of shares issued | shares							2,857,143	4,166,667
Ordinary shares | Cosmo Pharmaceuticals N.V. Strategic Collaboration | Cosmo Pharmaceuticals N.V.
Commitments
Number of shares issued | shares						5,185,715
Ordinary shares | Cosmo Pharmaceuticals N.V. Strategic Collaboration | Cosmo Technologies Ltd.
Commitments
Number of shares issued | shares						1,714,286
Ordinary shares | American Depository Shares | Cosmo Pharmaceuticals N.V.
Commitments
Number of shares issued | shares					5,185,715
Ordinary shares | American Depository Shares | Cosmo Technologies Ltd.
Commitments
Number of shares issued | shares					1,714,286